Templeton Funds
Statement of Investments, May 31, 2019 (unaudited)
Templeton Foreign Fund
		Industry	Shares	Value
	Common Stocks 96.4%
	Canada 4.4%
	Alamos Gold Inc., A	Metals & Mining	12,702,770	$61,862,490
	Husky Energy Inc.	Oil, Gas & Consumable Fuels	4,679,800	43,938,045
	Wheaton Precious Metals Corp.	Metals & Mining	4,973,530	109,987,283
				215,787,818
	China 6.0%
[a]	Baidu Inc., ADR	Interactive Media & Services	539,470	59,341,700
	China Mobile Ltd.	Wireless Telecommunication Services	7,896,420	68,949,631
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	156,525,282	78,669,968
	NetEase Inc., ADR	Entertainment	23,403	5,818,220
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	2,704,970	5,341,481
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	46,602,780	37,928,071
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	11,014,040	41,377,115
				297,426,186
	Denmark 1.7%
	A.P. Moeller-Maersk AS, B	Marine	45,700	49,078,046
	The Drilling Co. of 1972 AS	Energy Equipment & Services	93,000	5,939,604
	Vestas Wind Systems AS	Electrical Equipment	337,261	27,643,517
				82,661,167
	France 10.5%
	BNP Paribas SA	Banks	3,067,603	140,064,966
	Cie Generale des Etablissements Michelin SCA	Auto Components	393,320	45,231,916
	Compagnie de Saint-Gobain	Building Products	1,468,190	53,161,948
	Sanofi	Pharmaceuticals	1,450,165	117,022,065
	Total SA	Oil, Gas & Consumable Fuels	1,944,048	101,283,366
	Veolia Environnement SA	Multi-Utilities	2,602,020	60,195,404
				516,959,665
	Germany 5.9%
	Bayer AG	Pharmaceuticals	1,371,375	80,914,663
	E.ON SE	Multi-Utilities	5,896,680	61,580,799
	Gerresheimer AG	Life Sciences Tools & Services	454,310	32,377,669
	Merck KGaA	Pharmaceuticals	485,314	46,871,694
	Siemens AG	Industrial Conglomerates	252,022	28,557,507
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	13,775,770	38,639,829
				288,942,161
	Hong Kong 2.5%
	CK Asset Holdings Ltd.	Real Estate Management & Development	3,151,700	22,795,871
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	9,211,780	87,015,551
	Value Partners Group Ltd.	Capital Markets	24,164,510	15,782,515
				125,593,937
	India 0.9%
	Hero Motocorp Ltd.	Automobiles	996,530	38,386,742
	Jain Irrigation Systems Ltd.	Machinery	6,520,634	4,676,339
				43,063,081
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Ireland 1.8%
	Bank of Ireland Group PLC	Banks	10,180,170	$54,607,185
	CRH PLC	Construction Materials	1,158,520	36,222,551
				90,829,736
	Israel 1.1%
[a]	Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	6,140,280	53,113,422
	Italy 2.7%
	Eni SpA	Oil, Gas & Consumable Fuels	6,868,594	104,193,402
	Tenaris SA	Energy Equipment & Services	2,240,560	26,404,724
				130,598,126
	Japan 12.3%
	Astellas Pharma Inc.	Pharmaceuticals	3,774,580	50,941,939
	Ezaki Glico Co. Ltd.	Food Products	415,500	19,784,801
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	2,249,160	54,617,861
	Panasonic Corp.	Household Durables	9,506,130	75,863,067
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	1,437,100	48,617,253
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	2,144,980	56,650,512
	Sumitomo Mitsui Financial Group Inc.	Banks	2,335,840	81,543,697
	Sumitomo Rubber Industries Ltd.	Auto Components	3,607,140	40,077,484
	Suntory Beverage & Food Ltd.	Beverages	1,156,060	48,166,944
	Taiheiyo Cement Corp.	Construction Materials	1,706,791	50,558,752
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	2,270,060	76,859,227
				603,681,537
	Luxembourg 0.7%
	SES SA, IDR	Media	2,419,477	36,540,189
	Netherlands 5.9%
	Flow Traders	Capital Markets	1,745,897	49,224,416
	ING Groep NV	Banks	8,990,858	97,369,189
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	902,190	79,537,070
	SBM Offshore NV	Energy Equipment & Services	3,583,474	63,386,231
				289,516,906
	Singapore 1.7%
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	35,116,380	81,793,803
	South Korea 10.6%
	Hana Financial Group Inc.	Banks	2,003,660	61,194,099
	KB Financial Group Inc.	Banks	3,476,987	128,131,546
	Korea Electric Power Corp.	Electric Utilities	1,784,300	39,031,938
	Lotte Chemical Corp.	Chemicals	256,470	55,671,788
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	5,274,940	188,618,959
	Shinhan Financial Group Co. Ltd.	Banks	1,284,990	48,056,308
				520,704,638
  |  2

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Switzerland 5.1%
[b]	Landis+Gyr Group AG	Electronic Equipment, Instruments & Components	405,118	$29,311,229
	Roche Holding AG	Pharmaceuticals	559,820	147,090,070
	UBS Group AG	Capital Markets	6,244,140	72,022,587
				248,423,886
	Taiwan 1.6%
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	10,372,320	77,447,094
	Thailand 1.7%
	Bangkok Bank PCL, fgn.	Banks	2,986,990	18,612,448
	Bangkok Bank PCL, NVDR	Banks	4,979,480	31,027,995
	Kasikornbank PCL, fgn.	Banks	5,581,430	33,185,924
				82,826,367
	United Kingdom 18.5%
	BAE Systems PLC	Aerospace & Defense	8,750,080	50,008,189
	Barclays PLC	Banks	32,621,350	61,543,838
	BP PLC	Oil, Gas & Consumable Fuels	24,725,230	168,702,307
	HSBC Holdings PLC (GBP Traded)	Banks	10,625,030	86,589,197
	HSBC Holdings PLC (HKD Traded)	Banks	899,960	7,353,102
	Johnson Matthey PLC	Chemicals	2,013,876	78,715,370
	Kingfisher PLC	Specialty Retail	21,715,584	58,679,824
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	4,698,360	146,813,066
	Standard Chartered PLC	Banks	17,526,585	152,110,973
	Vodafone Group PLC	Wireless Telecommunication Services	59,176,155	96,750,817
				907,266,683
	United States 0.8%
	Oracle Corp.	Software	784,430	39,692,158
	Total Common Stocks (Cost $4,935,584,273)			4,732,868,560
			Principal Amount*
	Short Term Investments 2.8%
	Time Deposits 2.5%
	Canada 2.5%
	National Bank of Canada, 2.30%, 6/03/19		$34,000,000	34,000,000
	Royal Bank of Canada, 2.37%, 6/03/19		90,000,000	90,000,000
	Total Time Deposits (Cost $124,000,000)			124,000,000
  |  3

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund  (continued)
		Shares	Value
	Short Term Investments (continued)
	Investments from Cash Collateral Received for Loaned Securities 0.3%
	Money Market Funds (Cost $12,255,655) 0.3%
	United States 0.3%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 2.08%	12,255,655	$12,255,655
	Total Investments (Cost $5,071,839,928) 99.2%		4,869,124,215
	Other Assets, less Liabilities 0.8%		40,927,236
	Net Assets 100.0%		$4,910,051,451

See Abbreviations on page 17.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]A portion or all of the security is on loan at May 31, 2019.
[c]See Note 5 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  4

Templeton Funds
Statement of Investments, May 31, 2019 (unaudited)
Templeton International Climate Change Fund
		Industry	Shares	Value
	Common Stocks 94.7%
	Austria 1.7%
	Lenzing AG	Chemicals	274	$29,827
	Belgium 2.1%
	Recticel SA	Chemicals	1,192	10,226
	Umicore SA	Chemicals	895	26,694
				36,920
	China 1.0%
	China Mobile Ltd.	Wireless Telecommunication Services	2,000	17,463
	Denmark 7.3%
	Novozymes AS	Chemicals	526	24,751
	Orsted AS	Electric Utilities	666	53,074
	Vestas Wind Systems AS	Electrical Equipment	630	51,638
				129,463
	France 14.3%
	AXA SA	Insurance	535	13,196
	BNP Paribas SA	Banks	1,037	47,349
	Cie Generale des Etablissements Michelin SCA	Auto Components	353	40,595
	Compagnie de Saint-Gobain	Building Products	768	27,809
	Sanofi	Pharmaceuticals	597	48,175
	Sodexo SA	Hotels, Restaurants & Leisure	257	29,569
	Veolia Environnement SA	Multi-Utilities	2,028	46,916
				253,609
	Germany 7.7%
	E.ON SE	Multi-Utilities	4,913	51,308
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	1,790	32,160
	Siemens AG	Industrial Conglomerates	461	52,238
				135,706
	India 1.7%
[a]	Azure Power Global Ltd.	Independent Power & Renewable Electricity Producers	2,600	30,940
	Israel 0.8%
[a]	Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,600	13,840
	Italy 2.9%
[a]	Prysmian SpA	Electrical Equipment	3,057	50,983
	Japan 13.7%
	Ajinomoto Co. Inc.	Food Products	1,600	27,271
	Asics Corp.	Textiles, Apparel & Luxury Goods	1,900	21,005
	Astellas Pharma Inc.	Pharmaceuticals	1,800	24,293
	Panasonic Corp.	Household Durables	5,300	42,296
	Rinnai Corp.	Household Durables	400	26,281
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	1,200	31,693
	Suntory Beverage & Food Ltd.	Beverages	700	29,165
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,191	40,325
				242,329
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  5

Templeton Funds
Statement of Investments (unaudited)
Templeton International Climate Change Fund  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Netherlands 9.8%
	Akzo Nobel NV	Chemicals	202	$17,041
	Arcadis NV	Construction & Engineering	2,656	49,309
	ING Groep NV	Banks	4,197	45,453
	Signify NV	Electrical Equipment	2,327	62,281
				174,084
	Singapore 2.1%
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	16,300	37,966
	South Korea 2.5%
[b]	Samsung Electronics Co. Ltd., GDR, 144A	Technology Hardware, Storage & Peripherals	50	44,825
	Spain 3.3%
	Siemens Gamesa Renewable Energy SA	Electrical Equipment	3,735	58,202
	Sweden 3.3%
	Billerudkorsnas AB	Containers & Packaging	2,685	32,221
	Scandi Standard AB	Food Products	4,015	25,889
				58,110
	Switzerland 4.9%
	ABB Ltd.	Electrical Equipment	902	16,552
	Landis+Gyr Group AG	Electronic Equipment, Instruments & Components	823	59,546
	UBS Group AG	Capital Markets	1,005	11,592
				87,690
	Taiwan 4.2%
	Giant Manufacturing Co. Ltd.	Leisure Products	3,500	24,913
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	1,300	49,855
				74,768
	United Kingdom 11.4%
	HSBC Holdings PLC	Banks	4,000	32,682
	Johnson Matthey PLC	Chemicals	1,305	51,008
	Kingfisher PLC	Specialty Retail	12,529	33,856
	Standard Chartered PLC	Banks	5,410	46,953
	Vodafone Group PLC	Wireless Telecommunication Services	23,152	37,852
				202,351
	Total Common Stocks (Cost $1,920,375)			1,679,076
  |  6

Templeton Funds
Statement of Investments (unaudited)
Templeton International Climate Change Fund  (continued)
		Shares	Value
	Short Term Investments (Cost $7,519) 0.4%
	Money Market Funds 0.4%
	United States 0.4%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 2.08%	7,519	$7,519
	Total Investments (Cost $1,927,894) 95.1%		1,686,595
	Other Assets, less Liabilities 4.9%		86,896
	Net Assets 100.0%		$1,773,491

See Abbreviations on page 17.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
[c]See Note 5 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  7

Templeton Funds
Statement of Investments, May 31, 2019 (unaudited)
Templeton World Fund
		Industry	Shares	Value
	Common Stocks 97.0%
	Canada 2.1%
	Husky Energy Inc.	Oil, Gas & Consumable Fuels	2,394,910	$22,485,504
	Wheaton Precious Metals Corp.	Metals & Mining	2,314,559	51,185,387
				73,670,891
	China 5.4%
[a]	Baidu Inc., ADR	Interactive Media & Services	299,800	32,978,000
	China Life Insurance Co. Ltd., H	Insurance	15,950,000	37,030,565
	China Mobile Ltd.	Wireless Telecommunication Services	3,965,970	34,629,892
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	83,144,340	41,788,537
	Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	41,266,930	38,007,352
				184,434,346
	Denmark 1.6%
	A.P. Moeller-Maersk AS, B	Marine	29,530	31,712,794
	The Drilling Co. of 1972 AS	Energy Equipment & Services	59,060	3,771,968
	Vestas Wind Systems AS	Electrical Equipment	245,120	20,091,202
				55,575,964
	France 7.4%
	BNP Paribas SA	Banks	1,658,780	75,738,929
	Compagnie de Saint-Gobain	Building Products	634,910	22,989,567
	Credit Agricole SA	Banks	1,923,580	21,981,559
	Sanofi	Pharmaceuticals	837,430	67,576,991
	Veolia Environnement SA	Multi-Utilities	2,804,120	64,870,806
				253,157,852
	Germany 5.6%
	Bayer AG	Pharmaceuticals	983,290	58,016,646
	E.ON SE	Multi-Utilities	4,004,370	41,818,838
	Merck KGaA	Pharmaceuticals	345,080	33,327,875
	Siemens AG	Industrial Conglomerates	503,480	57,051,106
				190,214,465
	Hong Kong 1.5%
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	5,322,460	50,276,580
	India 2.5%
	Bharti Airtel Ltd.	Wireless Telecommunication Services	11,835,807	59,332,128
	Hero Motocorp Ltd.	Automobiles	676,490	26,058,671
				85,390,799
	Ireland 0.4%
	Bank of Ireland Group PLC	Banks	2,683,980	14,397,067
	Israel 0.9%
[a]	Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	3,487,534	30,167,169
	Italy 1.4%
	Eni SpA	Oil, Gas & Consumable Fuels	3,201,494	48,565,187
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  8

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan 8.3%
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,763,640	$42,827,653
	Panasonic Corp.	Household Durables	5,907,640	47,145,546
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	1,054,700	35,680,618
	Sumitomo Mitsui Financial Group Inc.	Banks	1,317,030	45,977,248
	Suntory Beverage & Food Ltd.	Beverages	774,410	32,265,595
	Taiheiyo Cement Corp.	Construction Materials	637,000	18,869,284
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,770,830	59,956,400
				282,722,344
	Luxembourg 1.9%
	SES SA, IDR	Media	4,255,256	64,265,070
	Netherlands 3.0%
	Aegon NV	Insurance	7,603,232	34,788,107
	Akzo Nobel NV	Chemicals	47,780	4,030,702
	ING Groep NV	Banks	5,803,972	62,855,853
				101,674,662
	Singapore 2.4%
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	35,154,451	81,882,478
	South Korea 4.2%
	Hana Financial Group Inc.	Banks	774,787	23,662,893
	KB Financial Group Inc.	Banks	1,294,136	47,690,614
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,040,400	72,959,716
				144,313,223
	Spain 0.5%
	Telefonica SA	Diversified Telecommunication Services	2,208,510	17,708,241
	Switzerland 4.1%
[a]	Alcon Inc.	Health Care Equipment & Supplies	28,564	1,661,039
	Novartis AG	Pharmaceuticals	142,820	12,280,224
	Roche Holding AG	Pharmaceuticals	315,502	82,896,666
	UBS Group AG	Capital Markets	3,625,320	41,815,994
				138,653,923
	Thailand 1.6%
	Bangkok Bank PCL, fgn.	Banks	8,609,670	53,648,332
	United Kingdom 10.5%
	BP PLC	Oil, Gas & Consumable Fuels	11,860,416	80,924,608
	HSBC Holdings PLC	Banks	5,903,390	48,109,963
	Kingfisher PLC	Specialty Retail	14,264,670	38,545,973
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	2,826,457	88,320,354
	Standard Chartered PLC	Banks	6,246,036	54,208,542
	Vodafone Group PLC	Wireless Telecommunication Services	30,938,495	50,583,291
				360,692,731
	United States 31.7%
	Allergan PLC	Pharmaceuticals	480,810	58,615,547
[a]	Alphabet Inc., A	Interactive Media & Services	29,510	32,652,815
	AmerisourceBergen Corp.	Health Care Providers & Services	561,740	43,737,076
  |  9

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund  (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Amgen Inc.	Biotechnology	37,411	$6,236,414
	Apache Corp.	Oil, Gas & Consumable Fuels	1,707,120	44,504,618
	Capital One Financial Corp.	Consumer Finance	626,450	53,793,262
	Cardinal Health Inc.	Health Care Providers & Services	690,340	29,042,604
	Citigroup Inc.	Banks	1,402,610	87,172,211
	Comcast Corp., A	Media	1,311,982	53,791,262
[a]	CommScope Holding Co. Inc.	Communications Equipment	1,414,050	22,836,908
	Coty Inc., A	Personal Products	2,933,228	36,196,034
	Eli Lilly & Co.	Pharmaceuticals	157,850	18,301,129
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	767,250	54,298,282
	Gilead Sciences Inc.	Biotechnology	955,550	59,482,987
	Kellogg Co.	Food Products	1,659,210	87,208,078
[a]	Knowles Corp.	Electronic Equipment, Instruments & Components	1,882,870	29,617,545
	The Kroger Co.	Food & Staples Retailing	2,010,730	45,864,751
[a]	Mattel Inc.	Leisure Products	2,864,840	28,218,674
[a]	Navistar International Corp.	Machinery	1,114,980	34,687,028
	Oracle Corp.	Software	1,693,691	85,700,765
	Perrigo Co. PLC	Pharmaceuticals	156,190	6,563,104
	United Parcel Service Inc., B	Air Freight & Logistics	512,170	47,590,836
	Verizon Communications Inc.	Diversified Telecommunication Services	300,950	16,356,633
	Walgreens Boots Alliance Inc.	Food & Staples Retailing	1,216,880	60,040,859
	Wells Fargo & Co.	Banks	965,425	42,835,907
				1,085,345,329
	Total Common Stocks (Cost $3,550,429,563)			3,316,756,653
			Principal Amount*
	Short Term Investments 2.1%
	Time Deposits 2.1%
	Canada 2.1%
	National Bank of Canada, 2.30%, 6/03/19		$50,000,000	50,000,000
	Royal Bank of Canada, 2.37%, 6/03/19		22,000,000	22,000,000
	Total Time Deposits (Cost $72,000,000)			72,000,000
	Total Investments (Cost $3,622,429,563) 99.1%			3,388,756,653
	Other Assets, less Liabilities 0.9%			31,295,072
	Net Assets 100.0%			$3,420,051,725

*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
  |  10

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund  (continued)
At May 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
British Pound	BOFA	Buy	3,665,854	$4,731,376	7/12/19	$ —	$(90,068)
British Pound	BOFA	Sell	59,274,865	77,790,872	7/12/19	2,743,467	—
British Pound	GSCO	Buy	3,665,854	4,731,623	7/12/19	—	(90,315)
British Pound	GSCO	Sell	59,263,876	77,772,117	7/12/19	2,738,624	—
British Pound	HSBK	Buy	3,665,854	4,731,411	7/12/19	—	(90,105)
British Pound	HSBK	Sell	59,271,299	77,759,321	7/12/19	2,716,430	—
British Pound	MSCO	Buy	3,665,854	4,731,541	7/12/19	—	(90,234)
British Pound	MSCO	Sell	59,273,090	77,763,839	7/12/19	2,718,680	—
British Pound	UBSW	Buy	3,665,854	4,731,486	7/12/19	—	(90,179)
British Pound	UBSW	Sell	59,271,066	77,755,925	7/12/19	2,713,330	—
Canadian Dollar	BOFA	Buy	1,697,466	1,262,377	7/12/19	—	(5,101)
Canadian Dollar	BOFA	Sell	19,774,658	14,912,116	7/12/19	265,468	—
Canadian Dollar	GSCO	Buy	1,697,466	1,262,416	7/12/19	—	(5,140)
Canadian Dollar	GSCO	Sell	19,776,071	14,911,764	7/12/19	264,070	—
Canadian Dollar	HSBK	Buy	1,697,466	1,262,382	7/12/19	—	(5,106)
Canadian Dollar	HSBK	Sell	19,775,199	14,916,460	7/12/19	269,413	—
Canadian Dollar	MSCO	Buy	1,697,466	1,262,438	7/12/19	—	(5,163)
Canadian Dollar	MSCO	Sell	19,774,478	14,912,767	7/12/19	266,253	—
Canadian Dollar	UBSW	Buy	1,697,466	1,262,400	7/12/19	—	(5,125)
Canadian Dollar	UBSW	Sell	19,772,543	14,910,802	7/12/19	265,721	—
Danish Krone	BOFA	Buy	3,113,263	467,432	7/12/19	50	—
Danish Krone	BOFA	Buy	30,394,505	4,610,818	7/12/19	—	(46,829)
Danish Krone	BOFA	Sell	105,794,338	16,120,919	7/12/19	235,010	—
Danish Krone	GSCO	Buy	3,113,263	467,431	7/12/19	51	—
Danish Krone	GSCO	Buy	30,394,505	4,611,027	7/12/19	—	(47,037)
Danish Krone	GSCO	Sell	104,760,945	15,961,520	7/12/19	230,784	—
Danish Krone	HSBK	Buy	3,113,263	467,423	7/12/19	59	—
Danish Krone	HSBK	Buy	30,394,505	4,610,822	7/12/19	—	(46,833)
Danish Krone	HSBK	Sell	105,767,247	16,116,300	7/12/19	234,459	—
Danish Krone	MSCO	Buy	3,113,263	467,431	7/12/19	51	—
Danish Krone	MSCO	Buy	30,394,505	4,610,849	7/12/19	—	(46,859)
Danish Krone	MSCO	Sell	105,769,686	16,114,903	7/12/19	232,697	—
Danish Krone	UBSW	Buy	3,113,263	467,421	7/12/19	62	—
Danish Krone	UBSW	Buy	30,394,505	4,613,234	7/12/19	—	(49,245)
Danish Krone	UBSW	Sell	105,810,859	16,119,487	7/12/19	231,097	—
Euro	BOFA	Buy	4,056,204	4,554,805	7/12/19	—	(7,243)
Euro	BOFA	Buy	4,205,205	4,694,582	7/12/19	20,031	—
Euro	BOFA	Sell	129,734,649	147,455,104	7/12/19	2,004,752	—
Euro	GSCO	Buy	4,056,204	4,554,935	7/12/19	—	(7,373)
Euro	GSCO	Buy	4,205,205	4,694,712	7/12/19	19,900	—
Euro	GSCO	Sell	129,744,618	147,468,381	7/12/19	2,006,852	—
Euro	HSBK	Buy	4,056,204	4,554,805	7/12/19	—	(7,243)
Euro	HSBK	Buy	4,205,205	4,694,565	7/12/19	20,047	—
Euro	HSBK	Sell	129,727,472	147,462,515	7/12/19	2,020,208	—
Euro	MSCO	Buy	4,056,204	4,555,068	7/12/19	—	(7,506)
  |  11

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	MSCO	Buy	4,205,205	$4,694,726	7/12/19	$19,886	$ —
Euro	MSCO	Sell	129,722,016	147,444,637	7/12/19	2,008,448	—
Euro	UBSW	Buy	4,056,204	4,554,780	7/12/19	—	(7,219)
Euro	UBSW	Buy	4,205,205	4,694,657	7/12/19	19,955	—
Euro	UBSW	Sell	129,723,268	147,427,770	7/12/19	1,990,176	—
Hong Kong Dollar	BOFA	Buy	9,750,000	1,244,842	7/12/19	—	(540)
Hong Kong Dollar	BOFA	Buy	34,089,094	4,347,435	7/12/19	3,042	—
Hong Kong Dollar	BOFA	Sell	354,918,191	45,332,046	7/12/19	37,107	—
Hong Kong Dollar	GSCO	Buy	9,750,000	1,244,714	7/12/19	—	(411)
Hong Kong Dollar	GSCO	Buy	34,089,094	4,347,425	7/12/19	3,053	—
Hong Kong Dollar	GSCO	Sell	354,912,325	45,327,245	7/12/19	33,054	—
Hong Kong Dollar	HSBK	Buy	9,750,000	1,244,583	7/12/19	—	(280)
Hong Kong Dollar	HSBK	Buy	34,089,094	4,347,143	7/12/19	3,334	—
Hong Kong Dollar	HSBK	Sell	354,896,242	45,326,927	7/12/19	34,789	—
Hong Kong Dollar	MSCO	Buy	9,750,000	1,244,761	7/12/19	—	(459)
Hong Kong Dollar	MSCO	Buy	34,089,094	4,347,621	7/12/19	2,856	—
Hong Kong Dollar	MSCO	Sell	354,929,147	45,329,393	7/12/19	33,055	—
Hong Kong Dollar	UBSW	Buy	9,750,000	1,244,627	7/12/19	—	(325)
Hong Kong Dollar	UBSW	Buy	34,089,094	4,347,354	7/12/19	3,123	—
Hong Kong Dollar	UBSW	Sell	354,906,689	45,327,972	7/12/19	34,501	—
Japanese Yen	BOFA	Buy	494,915,699	4,517,489	7/12/19	65,493	—
Japanese Yen	BOFA	Sell	6,580,722,350	59,719,706	7/12/19	—	(1,218,619)
Japanese Yen	GSCO	Buy	494,915,699	4,517,646	7/12/19	65,337	—
Japanese Yen	GSCO	Sell	6,580,901,225	59,720,657	7/12/19	—	(1,219,324)
Japanese Yen	HSBK	Buy	494,915,699	4,517,500	7/12/19	65,482	—
Japanese Yen	HSBK	Sell	6,580,556,111	59,703,374	7/12/19	—	(1,233,411)
Japanese Yen	MSCO	Buy	494,915,699	4,517,650	7/12/19	65,332	—
Japanese Yen	MSCO	Sell	6,580,473,882	59,707,826	7/12/19	—	(1,228,197)
Japanese Yen	UBSW	Buy	494,915,699	4,517,502	7/12/19	65,480	—
Japanese Yen	UBSW	Sell	6,580,196,933	59,694,542	7/12/19	—	(1,238,918)
Singapore Dollar	BOFA	Sell	20,248,142	14,995,180	7/12/19	248,451	—
Singapore Dollar	GSCO	Sell	20,251,961	14,997,842	7/12/19	248,331	—
Singapore Dollar	HSBK	Sell	20,244,902	14,994,003	7/12/19	249,632	—
Singapore Dollar	MSCO	Sell	20,249,649	14,994,742	7/12/19	246,914	—
Singapore Dollar	UBSW	Sell	20,248,093	14,993,945	7/12/19	247,251	—
South Korean Won	BOFA	Buy	912,378,842	777,419	7/12/19	—	(8,647)
South Korean Won	BOFA	Sell	45,204,059,195	39,679,554	7/12/19	1,590,526	—
South Korean Won	GSCO	Buy	912,378,842	777,432	7/12/19	—	(8,660)
South Korean Won	GSCO	Sell	36,894,767,795	32,442,456	7/12/19	1,354,852	—
South Korean Won	HSBK	Buy	912,378,842	777,353	7/12/19	—	(8,580)
South Korean Won	HSBK	Sell	34,670,386,195	30,497,836	7/12/19	1,284,500	—
South Korean Won	MSCO	Buy	912,378,842	777,499	7/12/19	—	(8,727)
South Korean Won	MSCO	Sell	29,193,170,044	25,672,245	7/12/19	1,074,024	—
South Korean Won	UBSW	Buy	912,378,842	777,430	7/12/19	—	(8,658)
South Korean Won	UBSW	Sell	29,221,474,358	25,690,711	7/12/19	1,068,639	—
Swiss Franc	BOFA	Sell	27,657,615	27,922,318	7/12/19	187,126	—
  |  12

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund  (continued)
Forward Exchange Contracts  (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swiss Franc	GSCO	Sell	27,674,905	$27,940,057	7/12/19	$187,525	$ —
Swiss Franc	HSBK	Sell	27,651,583	27,922,148	7/12/19	193,004	—
Swiss Franc	MSCO	Sell	27,650,800	27,914,311	7/12/19	185,952	—
Swiss Franc	UBSW	Sell	27,656,604	27,916,196	7/12/19	182,017	—
Thailand Baht	BOFA	Buy	18,860,577	592,977	7/12/19	5,669	—
Thailand Baht	BOFA	Sell	348,600,140	10,977,112	7/12/19	—	(87,662)
Thailand Baht	GSCO	Buy	18,860,577	593,411	7/12/19	5,235	—
Thailand Baht	GSCO	Sell	348,716,782	10,974,219	7/12/19	—	(94,258)
Thailand Baht	HSBK	Buy	18,860,577	592,798	7/12/19	5,848	—
Thailand Baht	HSBK	Sell	348,616,508	10,976,245	7/12/19	—	(89,049)
Thailand Baht	MSCO	Buy	18,860,577	592,991	7/12/19	5,654	—
Thailand Baht	MSCO	Sell	348,545,781	10,976,413	7/12/19	—	(86,636)
Thailand Baht	UBSW	Buy	18,860,577	592,977	7/12/19	5,669	—
Thailand Baht	UBSW	Sell	348,627,731	10,977,981	7/12/19	—	(87,669)
Total Forward Exchange Contracts						$35,347,888	$(7,378,953)
Net unrealized appreciation (depreciation)						$27,968,935

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 17.
  |  13

Templeton Funds
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for
  |  14

Templeton Funds
Notes to Statements of Investments (unaudited)
each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At May 31, 2019, Templeton World Fund received $21,142,049 in United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any
  |  15

Templeton Funds
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS  (continued)
premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Templeton World Fund did not hold any option contracts at period end.
The following Funds have invested in derivatives during the period.
Templeton World Fund - Forwards and options
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2019, investments in affiliated management investment companies were as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Templeton Foreign Fund
Non-Controlled Affiliates
						Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.08%	—	91,802,540	(79,546,885)	12,255,655	$12,255,655	$191,287	$ —	$ —
Templeton International Climate Change Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.08%	41	355,752	(348,274)	7,519	$7,519	$698	$ —	$ —
Templeton World Fund
Non-Controlled Affiliates
						Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio,2.08%	—	46,736,619	(46,736,619)	—	$ —	$20,560	$ —	$ —
6.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
  |  16

Templeton Funds
Notes to Statements of Investments (unaudited)
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Templeton Foreign Fund
Assets:
Investments in Securities:[a]
Equity Investments	$4,732,868,560	$—	$—	$4,732,868,560
Short Term Investments	12,255,655	124,000,000	—	136,255,655
Total Investments in Securities	$4,745,124,215	$124,000,000	$ —	$4,869,124,215
Templeton International Climate Change Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,679,076	$—	$—	$1,679,076
Short Term Investments	7,519	—	—	7,519
Total Investments in Securities	$1,686,595	$ —	$ —	$1,686,595
Templeton World Fund
Assets:
Investments in Securities:[a]
Equity Investments	$3,316,756,653	$—	$—	$3,316,756,653
Short Term Investments	—	72,000,000	—	72,000,000
Total Investments in Securities	$3,316,756,653	$72,000,000	$ —	$3,388,756,653
Other Financial Instruments:
Forward Exchange Contracts	$—	$35,347,888	$—	$35,347,888
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$7,378,953	$—	$7,378,953

[a]For detailed categories, see the accompanying Statement of Investments.
7.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA	Bank of America Corp.
GSCO	The Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
MSCO	Morgan Stanley
UBSW	UBS AG
Currency
GBP	British Pound
HKD	Hong Kong Dollar
Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  17